SCHEDULE OF PURCHASE COMMITMENTS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2021	$ 693,900	$ 693,900
2022	693,900	693,900
2023	693,900	693,900
2024	693,900	693,900
2025	693,900	693,900
Thereafter	1,040,850	1,387,800
Total minimum purchase commitments required	$ 4,510,350	$ 4,857,300